SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

11.	SUBSEQUENT EVENTS

Information Statement

On November 29, 2021, the Company filed an Information Statement with the SEC for the holders of record of the outstanding common stock, informing them of the actions to be effective at least 20 days after the mailing of the Information Statement. Contemplated actions are:

A reverse stock split of the Company’s issued and outstanding shares of Common Stock (the “Reverse Stock Split”) with a ratio within the range of 1-for-300 to 1-for-400 (the “Reverse Stock Split Ratio”)

A decrease in the number of authorized shares of Common Stock from 800,000,000 shares to 250,000,000 shares.

The filing of an amendment to our Articles of Incorporation, as amended, to affect the Reverse Stock Split and the Decrease in Authorized Shares.

Amendment to the Unique 2020 Equity and Incentive Plan (the “2020 Plan”) to set the number of shares of the Company’s Common Stock available for issuance under the 2020 Plan to 1,500,000 shares effective upon the Reverse Stock Split.

Amended Securities Exchange Agreement

On December 10, 2021, Unique Logistics International, Inc. (the “Company”) entered into an amended securities exchange agreement (the “Amended Exchange Agreement”) with two investors holding convertible notes, issued by the Company, in the aggregate remaining principal amount of $3,861,160 plus interest; and warrants to purchase an aggregate of 1,140,956,904 shares of common stock of the Company (the “Surrendered Securities”). Pursuant to the Amended Exchange Agreement, the Company agreed to issue, and the Holders agreed to acquire, in exchange for the Surrendered Securities shares of the newly created Series C Convertible Preferred Stock, par value $0.001 per share (the “Series C Preferred”) and shares of Series D Convertible Preferred Stock, par value $0.001 per share (the “Series D Preferred”, and together with the Series C Preferred, the “Preferred Stock”), of the Company, upon entering into the Exchange Amendment.

In connection with the Amended Exchange Agreement, each of the Holders received that certain number of Preferred Stock equal to one share of Preferred Stock for every $10,000.00 of Note Value held by such Holder (the “Exchange Ratio”). Specifically, the Company issued approximately 194.66 shares of Series C Preferred and issued approximately 191.45 shares of Series D Preferred. In the aggregate, each of the Series C Preferred and Series D Preferred may be converted up to an amount of common stock equal to 12.48% of the Company’s capital stock on a fully diluted basis, subject to adjustment. The designations, rights, preferences, and privileges of the Series C Preferred and Series D Preferred are further described below (the “CODs”).

Upon effectiveness of the Amended Exchange Agreement, the Company no longer has any outstanding convertible notes or warrants.

Series C and D Preferred

The Company has designated 200 shares of preferred stock, $0.001 par value per share, for each of the Series C Preferred and Series D Preferred. The holders of the Preferred Stock shall be entitled to receive, upon liquidation, dissolution or winding up of the Company, the amount of cash, securities or other property to which such holder would be entitled to receive with respect to such shares of Preferred Stock if such shares had been converted to common stock immediately prior to such liquidation.

Holders of the Preferred Stock shall have no voting rights. However, as long as any shares of Preferred Stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding series of Preferred Stock, (a) disproportionally alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend the CODs, (b) amend its certificate of incorporation or other charter documents in any manner that disproportionally adversely affects any rights of the holders of the Preferred Stock, (c) increase or decrease the number of authorized shares of each series of Preferred Stock or (d) enter into any agreement with respect to any of the foregoing.

Repayment of Notes Payable

On January 7, 2022, the Company repaid in full both subordinated notes issued on October 1, 2021 per Purchase Agreement with Trillium Partners LP and Carpathia LLC (each a “Buyer”) pursuant to which the Company issued to each Buyer a Note in the aggregate principal amount of $1,000,000, respectively, for a total of $2,000,000 (collectively the “Notes”). The Company also paid a minimum interest payment of $90,000 on each Note and indebtedness was satisfied in full.

Amended and Restated Promissory Note

On April 7, 2021, the Company entered into an Amended and Restated Promissory Note (the “Amended and Restated Note”) with Trillium Partners (“Trillium”), pursuant to which the Company and Trillium amended and restated in its entirety that certain promissory note, issued to Trillium on March 19, 2020 (the “Original Note”). The Amended and Restated Note was to mature on June 15, 2021 (the “Maturity Date”). On September 23, 2021, the Company further amended the Amended and Restated Note pursuant to which the Company and Trillium agreed to extend the maturity date of the Amended and Restated Note to December 31, 2021. On January 6, 2022, the Company entered into a third amendment to the Amended and Restated Note pursuant to which the Company and Trillium agreed to extend the maturity date of the Amended and Restated Note to March 31, 2022.

13.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the consolidated financial statements were available to be issued. Based on this evaluation, the Company has identified the following reportable subsequent events other than those disclosed elsewhere in these consolidated financial statements.

On June 1, 2021, the Company entered into a Revolving Purchase, Loan and Security Agreement (the “TBK Agreement”) with TBK BANK, SSB, a Texas State Savings Bank (“Purchaser”), for a facility under which Purchaser will, from time to time, buy approved receivables from the Seller. The TBK Agreement provides for Seller to have access to the lesser of (i) $30 million (“Maximum Facility”) and (ii) the Formula Amount (as defined in the TBK Agreement). Upon receipt of any advance, Seller agreed to sell and assign all of its rights in accounts receivables and all proceeds thereof. Seller granted to Purchaser a continuing ownership interest in the accounts purchased under the Agreement (the “Purchased Accounts”) and, secured and as collateral security for all Obligations (as defined below), Seller granted to Purchaser a continuing first priority security interest in all of Seller’s assets. The facility is for an initial term of twenty-four (24) months (the “Term”) and may be extended or renewed, unless terminated in accordance with the TBK Agreement. The TBK Agreement replaces the Company’s prior agreement with Corefund Capital, LLC (“Core”) entered into on May 29, 2020, pursuant to which Core agreed to purchase from the Company up to an aggregate of $25 million of accounts receivables (the “Core Facility”). The Core Facility provided Core with security interests in purchased accounts until the accounts have been repurchased by the Company or paid by the customer. As of June 1, 2021, the Core Facility has been terminated along with all security interests granted to Core and replaced with the TBK Agreement.

On June 1, 2021, Trillium Partners LP (“Trillium”) and 3a Capital Establishment (“3a”), together (the “Investors”) extended the maturity dates of the October 8, 2020, subordinated convertible promissory note in the principal aggregate amount of $1,111,000 (the “Trillium Note”) Trillium Note and October 14, 2020, 10% secured subordinated convertible promissory note in the principal aggregate amount of $1,111,000 (the “3a Note”) from October 6, 2021, to October 6, 2022.

On June 1, 2021, the Investors also extended the maturity dates of the January 28, 2021, 10% secured subordinated convertible promissory note in the principal amount of $916,666 or $1,833,333 in the aggregate (each a “Note” and together the “Notes”) Trillium Note and the 3a Note from January 28, 2022, to January 28, 2023.

Effective June 17, 2021, the Company and Corefund Capital, LLC amended the Prior Agreement (the “Addendum”) rescinding the Company’s termination notice of the Prior Agreement. The Addendum provides for a credit line of $2 million with no term and no early termination fee which is in addition to the facility provided under the TBK Agreement. Pursuant to the Addendum, the Company and Core agreed that Core would refile a UCC lien on the Company. The UCC lien will include the following collateral: all seller’s assets now owned and hereafter acquired accounts; chattel paper; deposit accounts; contract rights; letter of credit rights; instruments; payment and general intangibles; goods; inventory; insurance proceeds; equipment and fixtures; investment property; and all books and records relating to all the foregoing property, including without limitation, all computer programs; and all proceeds of the foregoing. All other terms and conditions not amended by the Addendum will remain in full force and effect.

On June 28, 2021, a noteholder converted $71,855.20 in convertible notes (principal and interest) into 40,000,000 shares of the Company’s common stock at a rate of $0.00179638 per share.

On July 8, 2021, a noteholder converted $15,620.83 in convertible notes (principal and interest) into 8,695,727 shares of the Company’s common stock at a rate of $0.00179638 per share.

On July 22, 2021, the Company entered into an amendment of the 10% promissory note in the principal aggregate amount of $1 million with Trillium Partners L.P to extend the original maturity date of the note from June 15, 2021 to October 31, 2021 to provide Company with additional time for payment. The remaining terms of the note remained unchanged by the amendment.

On August 3, 2021, a noteholder converted $24,418.89 in convertible notes (principal and interest) into 13,593,388 shares of the Company’s common stock at a rate of $0.00179638 per share.

On August 4, 2021, the parties to the TBK Agreement entered into a First Amendment Agreement (the “First Amendment”) to increase the credit facility from $30 million to $40 million during the Temporary Increase Period, the period commencing on August 4, 2021, through and including December 2, 2021, with all other terms of the original TBK Agreement remained unchanged.

On August 9, 2021, a noteholder converted $12,820.83 in convertible notes (principal and interest) into 7,137,037 shares of the Company’s common stock at a rate of $0.00179638 per share.

On August 9, 2021, the Company was notified by the Century Bank that the SBA loan received on March 9, 2021, pursuant to the second round of the Paycheck Protection Program (the “PPP”) under the CARES Act, (the “PPP Loan”) in the aggregate amount of $358,236 has been approved by the SBA for the forgiveness.

On August 13, 2021, Unique Logistics International, Inc. (the “Company”) issued 125,692,224 shares of the Company’s common stock (the “Preferred Conversion Shares”) pursuant to the conversion of 19,200 shares of Series B Convertible Preferred Stock held by Frangipani Trade Services Inc, an entity 100% owned by the Company’s Chief Executive Officer.

On August 19, 2021, we entered into a securities exchange agreement (the “Exchange Agreement”) with certain holders holding notes and warrants of the Company, 3a Capital Establishment and Trillium Partners, LP, respectively (each, including its successors and assigns, a “Holder” and collectively the “Holders”). Pursuant to the Exchange Agreement, the Company agreed to issue, and the Holders agreed to acquire the New Securities (as defined herein) in exchange for the Surrendered Securities (as defined in the Exchange Agreement). “New Securities” means a number of Exchange Shares determined by applying the Exchange Ratio upon consummation of a Qualified Financing (as defined in the exchange Agreement). “Surrendered Securities” means the October Notes, January Notes, October Warrants, and January Warrants (as aforesaid notes and warrants defined in the Exchange Agreement).

In the event the number of Exchange Shares would result in the Holder beneficially owning more than the Beneficial Ownership Limitation (as defined in the Exchange Agreement), all such Exchange Shares in excess of the Beneficial Ownership Limitation shall be issued as a number of shares of newly created Series C Convertible Preferred Stock.

The closing will occur on the Trading Day on which all of the Transaction Documents (as defined in Exchange Agreement) have been executed and delivered by the applicable parties thereto, and all conditions precedent to (i) the Holders’ obligations to tender the Surrendered Securities at such Closing, and (ii) the Company’s obligations to deliver the New Securities, in each case, have been satisfied or waived (the “Closing Date”).

Registration Rights Agreement

In connection with the Exchange Agreement, on August 19, 2021, the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the Holders, pursuant to which the Company agreed to register the Registrable Securities (as defined in the Registration Rights Agreement).

Pursuant to the Registration Rights Agreement, the Company is required with respect to the registration statement filed in connection with the Qualified Financing (the “Qualified Financing Registration Statement”), on or prior to each filing date, to prepare and file with the SEC a Registration Statement (as defined below) covering the resale of all of the Registrable Securities that are not then registered on an effective Registration Statement for an offering to be made on a continuous basis pursuant to Rule 415.

The Qualified Financing Registration Statement shall include Registrable Securities only on behalf of 3a Capital Establishment, comprised of 25,000,000 shares of Common Stock currently held by 3a Capital Establishment, which, if such 25,000,000 shares is not equal to $1,000,000 of value valued at the lowest price at which shares of Common Stock are issued in the Qualified Financing, shall be increased or decreased to a number of shares of Common Stock equal to $1,000,000 valued at the lowest price at which shares of Common Stock are issued in the Qualified Financing. Each other Registration Statement to be filed under the Registration Rights Agreement shall include all Registrable Securities, except as described above.